N-2	Oct. 22, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0001688897
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	FS CREDIT INCOME FUND
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Fees	Class A	Class I	Class L	Class M	Class T	Class U		Class U-2
Maximum Sales Load Imposed on Purchases (as a percentage of offering price)	5.75%	None	3.50%	None	3.50%	None	(2)	2.50%
Maximum Deferred Sales Load (as a percentage of offering price or repurchase proceeds, whichever is lower)	None	None	None	None	None	None		1.00	%(3)

(2)	While neither the Fund nor the distributor imposes an initial sales charge on Class U Shares, if you buy Class U Shares through certain Financial Intermediaries, they may directly charge you transaction or other fees in such amounts as they may determine. Please consult your Financial Intermediary for additional information.

(3)	For purchases made prior to March 1, 2024, a contingent deferred sales charge (“CDSC”) of 1.50% may be assessed on Class U-2 Shares purchased without a sales charge if they are repurchased before the first day of the month of the one-year anniversary of the purchase. For purchases made on or after March 1, 2024, a CDSC of 1.00% may be assessed on Class U-2 Shares purchased without a sales charge if they are repurchased before the first day of the month of the 18-month anniversary of the purchase.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Fund Expenses(1) (as a percentage of average net assets attributable to Shares)(4)
Management Fee(5)	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Interest Payments on Borrowed Funds(6)	1.19%	1.19%	1.19%	1.19%	1.19%	1.19%	1.19%
Other Expenses
Shareholder Servicing Fee(7)	0.25%	None	0.25%	None	0.25%	None	0.25%
Distribution Fee(7)	None	None	0.25%	0.25%	0.25%	0.75%	0.50%
Remaining Other Expenses(8)	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses	3.11%	2.86%	3.36%	3.11%	3.36%	3.61%	3.61%
Fee Waiver and/or Expense Reimbursement(9)	(1.42)%	(1.42)%	(1.42)%	(1.42)%	(1.42)%	(1.42)%	(1.42)%
Total Annual Fund Operating Expenses (after fee waiver and/or expense reimbursement)(10)	1.69%	1.44%	1.94%	1.69%	1.94%	2.19%	2.19%

(1)	The expense information has been restated to reflect current fees.

(4)	Amount assumes that the Fund sells $85.0 million and redeems $290.7 million worth of Shares during the following twelve months, resulting in estimated average net assets of $605.2 million. That amount also assumes that the Fund borrows funds equal to 20% of its average net assets during such period. Actual expenses will depend on the number of Shares the Fund sells in this Offering, the number of Shares redeemed, and the amount of leverage the Fund employs, if any. There can be no assurance that the Fund will sell $85.0 million or redeem $290.7 million worth of Shares during the following twelve months.

	Class A	Class I	Class L	Class M	Class T	Class U	Class U-2
Annual Fund Expenses (as a percentage of average net assets attributable to Shares)
Management	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Other Expenses
Shareholder Servicing Fee	0.25%	None	0.25%	None	0.25%	None	0.25%
Distribution Fee	None	None	0.25%	0.25%	0.25%	0.75%	0.50%
Remaining Other Expenses	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses	1.72%	1.47%	1.97%	1.72%	1.97%	2.22%	2.22%
Fee Waiver and/or Expense Reimbursement	(1.22)%	(1.22)%	(1.22)%	(1.22)%	(1.22)%	(1.22)%	(1.22)%
Total Annual Fund Operating Expenses (after fee waiver and/or expense reimbursement)	0.50%	0.25%	0.75%	0.50%	0.75%	1.00%	1.00%

(5)	The Management Fee is calculated and payable quarterly in arrears at the annual rate of 1.00% of the average daily value of the Fund’s gross assets. The management fee shown in the table above is higher than the contractual rate because the management fee in the table is required to be calculated as a percentage of average net assets, rather than gross assets. Because the Management Fee is based on the Fund’s average daily gross assets, the Fund’s use of leverage, if any, will increase the Management Fee paid to FS Credit Income Advisor.

(6)	Includes estimated interest expenses associated with the Fund’s expected use of leverage at an assumed annual interest rate equal to 5.93%, which is subject to change based on market conditions. These amounts represent both interest payments on debt that the Fund issues and on which it is the borrower.

(7)	Class A Shares, Class L Shares, Class T Shares and Class U-2 Shares are subject to a monthly shareholder servicing fee at an annual rate of up to 0.25% of the average daily net assets of the Fund attributable to the respective share class. The Class L Shares, Class M Shares and Class T Shares pay to the Distributor a Distribution Fee that accrues at an annual rate equal to 0.25% of the average daily net assets of the Fund attributable to the respective share class and is payable on a monthly basis. Class U Shares pay to the Distributor a Distribution Fee that accrues at an annual rate equal to 0.75% of the average daily net assets of the Fund attributable to this share class and is payable on a monthly basis. Class U-2 Shares pay to the Distributor a Distribution Fee that accrues at an annual rate equal to 0.50% of the average daily net assets of the Fund attributable to this share class and is payable on a monthly basis. See “Plan of Distribution.” Although Shares issued pursuant to the DRP will not be subject to any sales load, such Shares will be subject to the shareholder servicing fee and Distribution Fee, as applicable.

(8)	Other expenses include accounting, legal and auditing fees of the Fund, as well as the fees payable to Trustees who do not also serve in an executive officer capacity for the Fund or FS Credit Income Advisor. The amount presented in the table estimates the amounts the Fund expects to pay during the following twelve months, assuming the Fund redeems the net amount of $205.7 million during such time and the Fund borrows approximately 20% of its average net assets during such period. If the net amount redeemed is lower during such period, all else being equal, other expenses would be lower as a percentage of average net assets attributable to Shares.

(9)	FS Credit Income Advisor has entered into a Waiver of Management Fee Letter with the Fund, whereby, for the period from December 1, 2024 through December 31, 2025, FS Credit Income Advisor has agreed to waive the management fee to which it is entitled under the Investment Advisory Agreement so that the fee received equals 0.00% of the average daily value of the Fund’s gross assets.

(10)	Pursuant to the Expense Limitation Agreement under which FS Credit Income Advisor has agreed to pay or waive, on a quarterly basis, the “ordinary operating expenses” (as defined below) of the Fund to the extent that such expenses exceed 0.25% per annum of the Fund’s average daily net assets attributable to the applicable class of Shares. The Expense Limitation may be adjusted for other classes of Shares to account for class-specific expenses. In consideration of FS Credit Income Advisor’s agreement to limit the Fund’s expenses, the Fund has agreed to repay FS Credit Income Advisor in the amount of any Fund expenses paid or waived, subject to the limitations that: (1) the reimbursement for expenses will be made only if payable not more than three years following the time such payment or waiver was made; and (2) the reimbursement may not be made if it would cause the Fund’s then-current expense limitation, if any, and the expense limitation that was in effect at the time when FS Credit Income Advisor waived or reimbursed the ordinary operating expenses that are the subject of the repayment, to be exceeded. The Expense Limitation Agreement will continue indefinitely until terminated by the Board on written notice to FS Credit Income Advisor. The Expense Limitation Agreement may not be terminated by FS Credit Income Advisor. For the purposes of the Expense Limitation Agreement, “ordinary operating expenses” for a class of Shares consist of all ordinary expenses of the Fund attributable to such class, including administration fees, transfer agent fees, fees paid to the Fund’s trustees, legal expenses relating to the Fund’s registration statements (and any amendments or supplements thereto) and other filings with the SEC, administrative services expenses, and related costs associated with legal, regulatory compliance and investor relations, but excluding the following: (a) investment advisory fees, (b) portfolio transaction and other investment-related costs (including brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, and dividend expenses related to short sales), (c) interest expense and other financing costs, (d) taxes, (e) distribution or shareholder servicing fees and (f) extraordinary expenses.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

Examples:

The following examples demonstrate the projected dollar amount of total expenses that would be incurred over various periods with respect to a $1,000 investment assuming the Fund’s direct and indirect annual operating expenses would remain at the percentage levels set forth in the table above (assuming the Fund borrows an amount equal to 20% of its average net assets) and Shares earn a 5.0% annual return:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$74	$131	$191	$352
Class I	$15	$71	$129	$288
Class L	$54	$118	$184	$360
Class M	$17	$78	$142	$313
Class T	$54	$118	$184	$360
Class U	$22	$93	$166	$360
Class U-2	$57	$116	$187	$376

The examples and the expenses in the tables above should not be considered a representation of the Fund’s future expenses, and actual expenses may be greater or less than those shown. You may also be required to pay transaction or other fees directly to your Financial Intermediary on purchases of Class U Shares of the Fund, which are not reflected in the example. While the examples assume a 5.0% annual return, as required by the SEC, the Fund’s performance will vary and may result in a return greater or less than 5.0%. In addition, the examples assume reinvestment of all distributions pursuant to the DRP. If Shareholders request repurchase proceeds be paid by wire transfer, such Shareholders may be assessed an outgoing wire transfer fee at prevailing rates charged by DST. If a Shareholder requests an expedited payment by wire transfer, the applicable outgoing wire transfer fee may be deducted from the Shareholder’s repurchase proceeds. For a more complete description of the various fees and expenses borne directly and indirectly by the Fund, see “Fund Expenses,” “Management Fees” and “Plan of Distribution.”

Purpose of Fee Table , Note [Text Block]

The following table illustrates the aggregate fees and expenses that the Fund expects to incur and that holders of Shares can expect to bear directly or indirectly, including the Fund’s annual use of leverage assuming the Fund borrows 20% of its average net assets during the following twelve months.

Other Expenses, Note [Text Block]	Other expenses include accounting, legal and auditing fees of the Fund, as well as the fees payable to Trustees who do not also serve in an executive officer capacity for the Fund or FS Credit Income Advisor. The amount presented in the table estimates the amounts the Fund expects to pay during the following twelve months, assuming the Fund redeems the net amount of $205.7 million during such time and the Fund borrows approximately 20% of its average net assets during such period. If the net amount redeemed is lower during such period, all else being equal, other expenses would be lower as a percentage of average net assets attributable to Shares.
Management Fee not based on Net Assets, Note [Text Block]	The Management Fee is calculated and payable quarterly in arrears at the annual rate of 1.00% of the average daily value of the Fund’s gross assets. The management fee shown in the table above is higher than the contractual rate because the management fee in the table is required to be calculated as a percentage of average net assets, rather than gross assets. Because the Management Fee is based on the Fund’s average daily gross assets, the Fund’s use of leverage, if any, will increase the Management Fee paid to FS Credit Income Advisor.
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Effective immediately, the second paragraph under the section entitled “Types of Investments and Related Risks—Risks Relating to the Fund’s Investment Program—Restrictions on Entering into Affiliated Transactions” of the Prospectus is removed in its entirety and replaced with the following:

In addition, the Fund is not permitted to co-invest with certain entities affiliated with FS Credit Income Advisor in certain transactions originated by FS Credit Income Advisor or its respective affiliates unless it has obtained an exemptive order from the SEC or co-invests alongside FS Credit Income Advisor or its respective affiliates in accordance with existing regulatory guidance and the allocation policies of FS Credit Income Advisor and its respective affiliates, as applicable. The Fund intends to seek exemptive relief from the provisions of section 17(d) of the 1940 Act to invest in certain investment transactions alongside other funds managed by FS Credit Income Advisor or its respective affiliates, subject to certain conditions. FS Credit Income Advisor will not cause the Fund to engage in certain investments alongside affiliates unless the Fund has received such exemptive relief or unless such investments are not prohibited by Section 17(d) of the 1940 Act. There can be no assurance that the Fund will obtain such exemptive relief.

Class A [Member]
Fee Table [Abstract]
Sales Load [Percent]	5.75%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%
Management Fees [Percent]	1.20%	[1],[2],[3]
Interest Expenses on Borrowings [Percent]	1.19%	[1],[3],[4]
Distribution/Servicing Fees [Percent]	0.00%	[1],[3],[5]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.25%	[1],[3],[5]
Other Annual Expense 2 [Percent]	0.47%	[1],[3],[6]
Total Annual Expenses [Percent]	3.11%	[1],[3]
Waivers and Reimbursements of Fees [Percent]	(1.42%)	[1],[3],[7]
Net Expense over Assets [Percent]	1.69%	[1],[3],[8]
Expense Example, Year 01	$ 74
Expense Example, Years 1 to 3	131
Expense Example, Years 1 to 5	191
Expense Example, Years 1 to 10	$ 352
Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
Class I [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%
Management Fees [Percent]	1.20%	[1],[2],[3]
Interest Expenses on Borrowings [Percent]	1.19%	[1],[3],[4]
Distribution/Servicing Fees [Percent]	0.00%	[1],[3],[5]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.00%	[1],[3],[5]
Other Annual Expense 2 [Percent]	0.47%	[1],[3],[6]
Total Annual Expenses [Percent]	2.86%	[1],[3]
Waivers and Reimbursements of Fees [Percent]	(1.42%)	[1],[3],[7]
Net Expense over Assets [Percent]	1.44%	[1],[3],[8]
Expense Example, Year 01	$ 15
Expense Example, Years 1 to 3	71
Expense Example, Years 1 to 5	129
Expense Example, Years 1 to 10	$ 288
Class L [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.50%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%
Management Fees [Percent]	1.20%	[1],[2],[3]
Interest Expenses on Borrowings [Percent]	1.19%	[1],[3],[4]
Distribution/Servicing Fees [Percent]	0.25%	[1],[3],[5]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.25%	[1],[3],[5]
Other Annual Expense 2 [Percent]	0.47%	[1],[3],[6]
Total Annual Expenses [Percent]	3.36%	[1],[3]
Waivers and Reimbursements of Fees [Percent]	(1.42%)	[1],[3],[7]
Net Expense over Assets [Percent]	1.94%	[1],[3],[8]
Expense Example, Year 01	$ 54
Expense Example, Years 1 to 3	118
Expense Example, Years 1 to 5	184
Expense Example, Years 1 to 10	$ 360
Class M [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%
Management Fees [Percent]	1.20%	[1],[2],[3]
Interest Expenses on Borrowings [Percent]	1.19%	[1],[3],[4]
Distribution/Servicing Fees [Percent]	0.25%	[1],[3],[5]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.00%	[1],[3],[5]
Other Annual Expense 2 [Percent]	0.47%	[1],[3],[6]
Total Annual Expenses [Percent]	3.11%	[1],[3]
Waivers and Reimbursements of Fees [Percent]	(1.42%)	[1],[3],[7]
Net Expense over Assets [Percent]	1.69%	[1],[3],[8]
Expense Example, Year 01	$ 17
Expense Example, Years 1 to 3	78
Expense Example, Years 1 to 5	142
Expense Example, Years 1 to 10	$ 313
Class T [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.50%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%
Management Fees [Percent]	1.20%	[1],[2],[3]
Interest Expenses on Borrowings [Percent]	1.19%	[1],[3],[4]
Distribution/Servicing Fees [Percent]	0.25%	[1],[3],[5]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.25%	[1],[3],[5]
Other Annual Expense 2 [Percent]	0.47%	[1],[3],[6]
Total Annual Expenses [Percent]	3.36%	[1],[3]
Waivers and Reimbursements of Fees [Percent]	(1.42%)	[1],[3],[7]
Net Expense over Assets [Percent]	1.94%	[1],[3],[8]
Expense Example, Year 01	$ 54
Expense Example, Years 1 to 3	118
Expense Example, Years 1 to 5	184
Expense Example, Years 1 to 10	$ 360
Class U [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[9]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%
Management Fees [Percent]	1.20%	[1],[2],[3]
Interest Expenses on Borrowings [Percent]	1.19%	[1],[3],[4]
Distribution/Servicing Fees [Percent]	0.75%	[1],[3],[5]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.00%	[1],[3],[5]
Other Annual Expense 2 [Percent]	0.47%	[1],[3],[6]
Total Annual Expenses [Percent]	3.61%	[1],[3]
Waivers and Reimbursements of Fees [Percent]	(1.42%)	[1],[3],[7]
Net Expense over Assets [Percent]	2.19%	[1],[3],[8]
Expense Example, Year 01	$ 22
Expense Example, Years 1 to 3	93
Expense Example, Years 1 to 5	166
Expense Example, Years 1 to 10	$ 360
Class U-2 [Member]
Fee Table [Abstract]
Sales Load [Percent]	2.50%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	1.00%	[10]
Management Fees [Percent]	1.20%	[1],[2],[3]
Interest Expenses on Borrowings [Percent]	1.19%	[1],[3],[4]
Distribution/Servicing Fees [Percent]	0.50%	[1],[3],[5]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.25%	[1],[3],[5]
Other Annual Expense 2 [Percent]	0.47%	[1],[3],[6]
Total Annual Expenses [Percent]	3.61%	[1],[3]
Waivers and Reimbursements of Fees [Percent]	(1.42%)	[1],[3],[7]
Net Expense over Assets [Percent]	2.19%	[1],[3],[8]
Expense Example, Year 01	$ 57
Expense Example, Years 1 to 3	116
Expense Example, Years 1 to 5	187
Expense Example, Years 1 to 10	$ 376
Class A Without Annual Use Of Leverag [Member]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.00%
Distribution/Servicing Fees [Percent]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.25%
Other Annual Expense 2 [Percent]	0.47%
Total Annual Expenses [Percent]	1.72%
Waivers and Reimbursements of Fees [Percent]	(1.22%)
Net Expense over Assets [Percent]	0.50%
Class I Without Annual Use Of Leverage [Member]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.00%
Distribution/Servicing Fees [Percent]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.00%
Other Annual Expense 2 [Percent]	0.47%
Total Annual Expenses [Percent]	1.47%
Waivers and Reimbursements of Fees [Percent]	(1.22%)
Net Expense over Assets [Percent]	0.25%
Class L Without Annual Use Of Leverage [Member]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.00%
Distribution/Servicing Fees [Percent]	0.25%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.25%
Other Annual Expense 2 [Percent]	0.47%
Total Annual Expenses [Percent]	1.97%
Waivers and Reimbursements of Fees [Percent]	(1.22%)
Net Expense over Assets [Percent]	0.75%
Class M Without Annual Use Of Leverage [Member]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.00%
Distribution/Servicing Fees [Percent]	0.25%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.00%
Other Annual Expense 2 [Percent]	0.47%
Total Annual Expenses [Percent]	1.72%
Waivers and Reimbursements of Fees [Percent]	(1.22%)
Net Expense over Assets [Percent]	0.50%
Class T Without Annual Use Of Leverage [Member]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.00%
Distribution/Servicing Fees [Percent]	0.25%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.25%
Other Annual Expense 2 [Percent]	0.47%
Total Annual Expenses [Percent]	1.97%
Waivers and Reimbursements of Fees [Percent]	(1.22%)
Net Expense over Assets [Percent]	0.75%
Class U Without Annual Use Of Leverage [Member]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.00%
Distribution/Servicing Fees [Percent]	0.75%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.00%
Other Annual Expense 2 [Percent]	0.47%
Total Annual Expenses [Percent]	2.22%
Waivers and Reimbursements of Fees [Percent]	(1.22%)
Net Expense over Assets [Percent]	1.00%
Class U2 Without Annual Use Of Leverage [Member]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.00%
Distribution/Servicing Fees [Percent]	0.50%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.25%
Other Annual Expense 2 [Percent]	0.47%
Total Annual Expenses [Percent]	2.22%
Waivers and Reimbursements of Fees [Percent]	(1.22%)
Net Expense over Assets [Percent]	1.00%

[1]	Amount assumes that the Fund sells $85.0 million and redeems $290.7 million worth of Shares during the following twelve months, resulting in estimated average net assets of $605.2 million. That amount also assumes that the Fund borrows funds equal to 20% of its average net assets during such period. Actual expenses will depend on the number of Shares the Fund sells in this Offering, the number of Shares redeemed, and the amount of leverage the Fund employs, if any. There can be no assurance that the Fund will sell $85.0 million or redeem $290.7 million worth of Shares during the following twelve months.
[2]	The Management Fee is calculated and payable quarterly in arrears at the annual rate of 1.00% of the average daily value of the Fund’s gross assets. The management fee shown in the table above is higher than the contractual rate because the management fee in the table is required to be calculated as a percentage of average net assets, rather than gross assets. Because the Management Fee is based on the Fund’s average daily gross assets, the Fund’s use of leverage, if any, will increase the Management Fee paid to FS Credit Income Advisor.
[3]	The expense information has been restated to reflect current fees.
[4]	Includes estimated interest expenses associated with the Fund’s expected use of leverage at an assumed annual interest rate equal to 5.93%, which is subject to change based on market conditions. These amounts represent both interest payments on debt that the Fund issues and on which it is the borrower.
[5]	Class A Shares, Class L Shares, Class T Shares and Class U-2 Shares are subject to a monthly shareholder servicing fee at an annual rate of up to 0.25% of the average daily net assets of the Fund attributable to the respective share class. The Class L Shares, Class M Shares and Class T Shares pay to the Distributor a Distribution Fee that accrues at an annual rate equal to 0.25% of the average daily net assets of the Fund attributable to the respective share class and is payable on a monthly basis. Class U Shares pay to the Distributor a Distribution Fee that accrues at an annual rate equal to 0.75% of the average daily net assets of the Fund attributable to this share class and is payable on a monthly basis. Class U-2 Shares pay to the Distributor a Distribution Fee that accrues at an annual rate equal to 0.50% of the average daily net assets of the Fund attributable to this share class and is payable on a monthly basis. See “Plan of Distribution.” Although Shares issued pursuant to the DRP will not be subject to any sales load, such Shares will be subject to the shareholder servicing fee and Distribution Fee, as applicable.
[6]	Other expenses include accounting, legal and auditing fees of the Fund, as well as the fees payable to Trustees who do not also serve in an executive officer capacity for the Fund or FS Credit Income Advisor. The amount presented in the table estimates the amounts the Fund expects to pay during the following twelve months, assuming the Fund redeems the net amount of $205.7 million during such time and the Fund borrows approximately 20% of its average net assets during such period. If the net amount redeemed is lower during such period, all else being equal, other expenses would be lower as a percentage of average net assets attributable to Shares.
[7]	FS Credit Income Advisor has entered into a Waiver of Management Fee Letter with the Fund, whereby, for the period from December 1, 2024 through December 31, 2025, FS Credit Income Advisor has agreed to waive the management fee to which it is entitled under the Investment Advisory Agreement so that the fee received equals 0.00% of the average daily value of the Fund’s gross assets.
[8]	Pursuant to the Expense Limitation Agreement under which FS Credit Income Advisor has agreed to pay or waive, on a quarterly basis, the “ordinary operating expenses” (as defined below) of the Fund to the extent that such expenses exceed 0.25% per annum of the Fund’s average daily net assets attributable to the applicable class of Shares. The Expense Limitation may be adjusted for other classes of Shares to account for class-specific expenses. In consideration of FS Credit Income Advisor’s agreement to limit the Fund’s expenses, the Fund has agreed to repay FS Credit Income Advisor in the amount of any Fund expenses paid or waived, subject to the limitations that: (1) the reimbursement for expenses will be made only if payable not more than three years following the time such payment or waiver was made; and (2) the reimbursement may not be made if it would cause the Fund’s then-current expense limitation, if any, and the expense limitation that was in effect at the time when FS Credit Income Advisor waived or reimbursed the ordinary operating expenses that are the subject of the repayment, to be exceeded. The Expense Limitation Agreement will continue indefinitely until terminated by the Board on written notice to FS Credit Income Advisor. The Expense Limitation Agreement may not be terminated by FS Credit Income Advisor. For the purposes of the Expense Limitation Agreement, “ordinary operating expenses” for a class of Shares consist of all ordinary expenses of the Fund attributable to such class, including administration fees, transfer agent fees, fees paid to the Fund’s trustees, legal expenses relating to the Fund’s registration statements (and any amendments or supplements thereto) and other filings with the SEC, administrative services expenses, and related costs associated with legal, regulatory compliance and investor relations, but excluding the following: (a) investment advisory fees, (b) portfolio transaction and other investment-related costs (including brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, and dividend expenses related to short sales), (c) interest expense and other financing costs, (d) taxes, (e) distribution or shareholder servicing fees and (f) extraordinary expenses.
[9]	While neither the Fund nor the distributor imposes an initial sales charge on Class U Shares, if you buy Class U Shares through certain Financial Intermediaries, they may directly charge you transaction or other fees in such amounts as they may determine. Please consult your Financial Intermediary for additional information.
[10]	For purchases made prior to March 1, 2024, a contingent deferred sales charge (“CDSC”) of 1.50% may be assessed on Class U-2 Shares purchased without a sales charge if they are repurchased before the first day of the month of the one-year anniversary of the purchase. For purchases made on or after March 1, 2024, a CDSC of 1.00% may be assessed on Class U-2 Shares purchased without a sales charge if they are repurchased before the first day of the month of the 18-month anniversary of the purchase.